John Hancock
Preferred Income Fund
Quarterly portfolio holdings 10/31/19

Fund’s investments
As of 10-31-19 (unaudited)
	Shares	Value
Preferred securities 116.8% (76.6% of Total investments)		$659,799,570
(Cost $635,958,066)
Communication services 10.3%		58,071,261
Diversified telecommunication services 2.8%
Qwest Corp., 6.125% (A)	30,000	741,000
Qwest Corp., 6.500%	136,705	3,484,610
Qwest Corp., 6.750% (A)	360,000	9,478,800
Qwest Corp., 6.875%	82,495	2,148,170
Wireless telecommunication services 7.5%
Telephone & Data Systems, Inc., 6.625% (A)(B)	233,381	6,576,677
Telephone & Data Systems, Inc., 6.875%	119,781	3,042,437
Telephone & Data Systems, Inc., 7.000% (A)	340,000	8,649,600
United States Cellular Corp., 6.950% (A)(B)	720,000	18,345,600
United States Cellular Corp., 7.250%	205,514	5,604,367
Consumer staples 2.2%		12,298,000
Food and staples retailing 2.2%
Ocean Spray Cranberries, Inc., 6.250% (C)	143,000	12,298,000
Energy 1.0%		5,766,600
Oil, gas and consumable fuels 1.0%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,766,600
Financials 43.0%		242,908,571
Banks 21.1%
Bank of America Corp., 6.000% (A)	134,281	3,659,157
Bank of America Corp. (6.450% to 12-2-19, then 3 month LIBOR + 1.327%) (A)	135,000	3,635,550
Bank of America Corp., 6.500% (A)	115,000	2,939,400
BB&T Corp. (Callable 12-3-19), 5.200% (A)	416,250	10,626,863
Citigroup Capital XIII (3 month LIBOR + 6.370%), 8.306% (A)(D)	309,725	8,452,395
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (A)(B)	318,337	9,184,022
Fifth Third Bancorp, 6.000%	234,293	6,433,686
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.943% (A)(D)	450,544	11,898,867
JPMorgan Chase & Co., 5.450% (A)	400,000	10,016,000
JPMorgan Chase & Co., 6.100% (A)	122,000	3,130,520
JPMorgan Chase & Co., 6.125% (A)	670,000	16,957,700
Regions Financial Corp., 6.375%	138,164	3,563,250
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	188,000	4,985,760
The PNC Financial Services Group, Inc., 5.375% (A)	30,000	776,100
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (A)	187,000	5,084,530
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (A)	185,000	5,061,600
Wells Fargo & Company, 6.000% (A)	127,000	3,232,150
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (A)(B)	322,025	9,296,862
Western Alliance Bancorp, 6.250%	21,000	559,650
Capital markets 8.4%
Ares Management Corp., 7.000% (A)	2,525	67,594
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	235,000	6,615,250
Morgan Stanley, 6.625%	80,000	2,037,600
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	100,000	2,846,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (A)(B)	595,424	17,308,976
State Street Corp., 5.250% (A)	155,000	3,941,650
State Street Corp., 6.000% (A)(B)	580,600	14,747,240
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.5%
Capital One Financial Corp., 6.700%	54,991	$1,394,572
Navient Corp., 6.000% (A)	294,071	6,966,542
Insurance 11.8%
Aegon Funding Corp. II, 5.100% (A)	265,000	6,826,400
American International Group, Inc., 5.850% (A)	209,000	5,678,530
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (A)	305,000	8,573,550
Brighthouse Financial, Inc., 6.600%	281,775	7,858,705
Prudential Financial, Inc., 5.750% (A)	140,000	3,631,600
Prudential PLC, 6.500% (A)(B)	154,500	4,160,685
Prudential PLC, 6.750% (A)	51,000	1,365,780
RenaissanceRe Holdings, Ltd., Series C, 6.080% (A)	25,000	680,495
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (A)	58,227	1,655,394
Unum Group, 6.250%	147,500	4,047,400
W.R. Berkley Corp., 5.625% (A)(B)	879,050	22,072,946
Thrifts and mortgage finance 0.2%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	937,600
Industrials 2.3%		12,805,650
Machinery 2.3%
Stanley Black & Decker, Inc., 5.750% (A)(B)	495,000	12,805,650
Information technology 2.3%		12,996,240
Semiconductors and semiconductor equipment 2.3%
Broadcom, Inc., 8.000%	12,000	12,996,240
Real estate 5.2%		29,462,442
Equity real estate investment trusts 5.2%
American Homes 4 Rent, Series E, 6.350%	40,000	1,063,200
American Homes 4 Rent, Series F, 5.875%	165,575	4,328,131
Digital Realty Trust, Inc., 6.350%	922	23,834
Digital Realty Trust, Inc., 6.625%	10,900	290,267
Public Storage, 5.200% (A)	125,000	3,172,500
Public Storage, 5.375% (A)	21,263	541,569
Senior Housing Properties Trust, 5.625% (A)	821,432	20,042,941
Utilities 50.5%		285,490,806
Electric utilities 16.9%
Duke Energy Corp., 5.125% (A)(B)	816,525	20,698,909
Duke Energy Corp., 5.750% (A)	240,000	6,696,000
Entergy Louisiana LLC, 5.250% (A)	141,476	3,669,887
Interstate Power & Light Company, 5.100% (A)	170,000	4,430,200
NSTAR Electric Company, 4.780% (A)(B)	15,143	1,590,015
PPL Capital Funding, Inc., 5.900% (A)	1,007,439	25,619,174
SCE Trust II, 5.100% (A)(B)	511,190	11,624,461
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (A)	20,000	477,400
The Southern Company, 6.250% (A)	174,999	4,618,224
The Southern Company, 6.750% (A)	300,000	15,948,000
Gas utilities 5.0%
South Jersey Industries, Inc., 5.625%	380,000	9,959,800
South Jersey Industries, Inc., 7.250% (A)(B)	357,100	18,212,100
SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	3

	Shares	Value
Utilities (continued)
Multi-utilities 28.6%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	354,930	$9,856,406
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (A)	526,441	14,714,026
CenterPoint Energy, Inc., 7.000%	755,000	38,505,000
CMS Energy Corp., 5.625% (A)(B)	225,000	6,088,500
Dominion Energy, Inc., 7.250% (A)(B)	327,500	35,111,275
DTE Energy Company (Callable 12-3-19), 5.250% (A)	308,120	7,838,573
DTE Energy Company (Callable 12-1-22), 5.250% (A)	240,000	6,453,600
DTE Energy Company, 6.000% (A)(B)	79,150	2,152,880
DTE Energy Company, 6.250%	178,000	9,038,840
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)	272,500	7,493,750
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (A)(B)	344,000	9,532,240
Sempra Energy, 5.750% (A)	338,000	8,957,000

Sempra Energy, 6.750%	53,400	6,204,546
Common stocks 4.7% (3.1% of Total investments)		$26,302,034
(Cost $33,510,958)
Communication services 0.5%		2,458,600
Diversified telecommunication services 0.5%
CenturyLink, Inc. (A)	190,000	2,458,600
Energy 4.2%		23,843,434
Oil, gas and consumable fuels 4.2%
BP PLC, ADR (A)	41,000	1,554,310
Equitrans Midstream Corp. (A)	442,012	6,152,807
Kinder Morgan, Inc. (A)	573,134	11,451,217
The Williams Companies, Inc. (A)	210,000	4,685,100

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 27.5% (18.0% of Total investments)				$155,560,137
(Cost $149,242,923)
Communication services 1.5%				8,557,140
Wireless telecommunication services 1.5%
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	7,390,000	8,557,140
Consumer discretionary 2.1%				11,966,708
Automobiles 2.1%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(F)	6.500	09-30-28	11,922,000	11,966,708
Energy 5.2%				29,325,567
Oil, gas and consumable fuels 5.2%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	11,787,000	11,344,988
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (A)(D)	5.271	11-01-66	8,800,000	6,600,000
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (A)(B)(F)	6.625	02-15-28	8,000,000	7,630,000
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (F)	6.875	02-15-23	3,700,000	3,750,579
Financials 13.6%				77,046,892
Banks 11.1%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (A)(F)	5.875	03-15-28	6,000,000	6,596,700
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	5,000,000	5,325,000
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (A)(F)	7.375	08-19-25	9,200,000	$10,396,000
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (F)	6.000	07-06-23	4,500,000	4,725,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (F)	6.375	04-06-24	7,500,000	7,968,750
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (A)(F)	6.500	03-23-28	8,000,000	8,470,000
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (F)	5.700	04-15-23	5,000,000	5,155,350
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	7,500,000	8,212,500
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	3,174,000	3,630,263
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(F)	5.900	06-15-24	2,000,000	2,160,000
Capital markets 1.3%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (C)(F)	7.250	09-12-25	2,950,000	3,208,125
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(F)	7.500	07-17-23	4,066,000	4,384,774
Insurance 1.2%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(B)(F)	5.875	03-15-28	5,000,000	5,452,550
Prudential Financial, Inc. (5.700% to 9-15-28, then 3 month LIBOR + 2.665%) (A)(B)	5.700	09-15-48	1,200,000	1,361,880
Industrials 1.1%				6,255,000
Trading companies and distributors 1.1%
AerCap Holdings NV (5.875% to 10-10-24, then 5 Year CMT + 4.535%)	5.875	10-10-79	6,000,000	6,255,000
Utilities 4.0%				22,408,830
Electric utilities 2.7%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76	5,500,000	6,184,530
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (F)	6.250	02-01-22	9,000,000	8,797,500
Multi-utilities 1.3%
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (A)(B)	5.750	10-01-54	5,000,000	5,396,800
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (A)(F)	5.650	06-15-23	2,000,000	2,030,000

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.5% (2.3% of Total investments)				$19,584,000
(Cost $19,584,000)
U.S. Government Agency 2.9%				16,191,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	11-01-19	2,877,000	2,877,000
Federal Home Loan Bank Discount Note	1.500	11-01-19	13,314,000	13,314,000

SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	5

	Par value^	Value
Repurchase agreement 0.6%		3,393,000

Repurchase Agreement with State Street Corp. dated 10-31-19 at 0.550% to be repurchased at $3,393,052 on 11-1-19, collateralized by $3,430,000 U.S. Treasury Notes, 1.875% due 1-31-22 (valued at $3,462,736, including interest)	3,393,000	3,393,000
Total investments (Cost $838,295,947) 152.5%		$861,245,741
Other assets and liabilities, net (52.5%)		(296,434,526)
Total net assets 100.0%		$564,811,215

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-19 was $561,643,460. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $220,799,968.
(B)	All or a portion of this security is on loan as of 10-31-19, and is a component of the fund's leverage under the Credit Facility Agreement.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 10-31-19:
United States	87.1%
United Kingdom	4.8%
Canada	4.2%
France	1.2%
Bermuda	1.1%
Other countries	1.6%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	640	Short	Dec 2019	$(84,118,643)	$(83,390,000)	$728,643
						$728,643
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	73,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(1,344,649)	$(1,344,649)
								—	$(1,344,649)	$(1,344,649)

(a)	At 10-31-19, the 3 month LIBOR was 1.902%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$58,071,261	$58,071,261	—	—
Consumer staples	12,298,000	—	$12,298,000	—
Energy	5,766,600	5,766,600	—	—
Financials	242,908,571	242,908,571	—	—
Industrials	12,805,650	12,805,650	—	—
Information technology	12,996,240	12,996,240	—	—
Real estate	29,462,442	29,462,442	—	—
Utilities	285,490,806	276,407,041	9,083,765	—
Common stocks	26,302,034	26,302,034	—	—
Corporate bonds	155,560,137	—	155,560,137	—
Short-term investments	19,584,000	—	19,584,000	—
Total investments in securities	$861,245,741	$664,719,839	$196,525,902	—
Derivatives:
Assets
Futures	$728,643	$728,643	—	—
Liabilities
Swap contracts	(1,344,649)	—	$(1,344,649)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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